Unaudited Consolidated Statements of Changes in Shareholders' Equity - 6 months ended Jun. 30, 2015 - USD ($) $ in Thousands	Total	Common Stock and Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class A [Member] Common Stock and Additional Paid-in Capital [Member]	Class B [Member] Common Stock and Additional Paid-in Capital [Member]
Beginning Balance at Dec. 31, 2014	$ 455,723		$ (346,927)	$ 785,515	$ 17,135
Beginning Balance, shares at Dec. 31, 2014		112,064
Net income	83,227		83,227
Proceeds from issuance of Class A common stock (note 8)	50,928			50,928
Proceeds from issuance of Class A common stock, shares (note 8)		8,022
Value adjustment to share issuance to Teekay Corporation for purchase of Teekay Tanker Operations Ltd.	(240)		(240)
Dividends declared	(6,909)		(6,909)
Equity-based compensation (note 8)	93			93
Equity-based compensation (note 12), shares		254
Ending Balance at Jun. 30, 2015	$ 582,822		$ (270,849)	$ 836,536	$ 17,135
Ending Balance , shares at Jun. 30, 2015		120,340